Equipment and Leasehold Improvements, Net	12 Months Ended
Sep. 30, 2012
Equipment and Leasehold Improvements, Net [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 — Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2012	2011
Computer equipment	$967,381	$866,691
Leasehold improvements	174,568	164,781
Furniture, fixtures and other	59,972	57,710

	1,201,921	1,089,182
Less accumulated depreciation	(924,014)	(830,780)

	$277,907	$258,402

Total depreciation expense on equipment and leasehold improvements for fiscal years 2012, 2011 and 2010, was $107,470, $113,910 and $111,966, respectively.

As of September 30, 2012 and 2011, the unamortized software assets developed for internal use were $57,960 and $40,993, respectively.